Marketable Securities – InterCure Ltd (Details) - Schedule of Financial Instruments - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Financial Instruments [Abstract]
Marketable securities - InterCure Ltd	$ 605	$ 1,627